Taxes on Income - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Accrued expenses		$ 15	$ 14
Losses and other carryforwards		5
Research & Development expenditures		46	34
Other		12	12
Total deferred tax assets		78	60
Deferred tax liabilities:
Goodwill and intangible assets		(1,066)	(1,141)
Other		(13)	(15)
Total deferred tax liabilities		(1,079)	(1,156)
Net deferred income tax asset before valuation allowance		(1,001)	(1,096)
Valuation allowance		(5)
Net deferred income tax liability		(1,006)	(1,096)
Non-current deferred tax liabilities	$ (989)	$ (1,006)	$ (1,096)